Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Note 12. Subsequent Events

On February 26, 2014, the Company issued 1,500,000 shares of common stock for a total of $3,000,000 at a price of $2.00 per share. Attached to these share issuances were 1,500,000 warrants, immediately exercisable for a period of five years at $2.20 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions: Five year term, $2.68 stock price, $2.20 exercise price, 239% volatility, 1.50% risk free rate. The Company has allocated $1,495,012 of the total $3,000,000 in proceeds to the value of the warrants. Fees and expenses to agents in respect of these issuances were $183,086 in cash, 16,667 shares of common stock, and 30,975 warrants, exercisable on the same terms as the foregoing warrants issued for cash subscriptions. The agent warrants were valued at $81,864 on the same basis as above.

On March 26, 2014, the Company issued 99,178 shares of common stock to the subscribers for the 297,500 shares of common stock issued on June 10, 2013 (see Note 8). These additional shares were issued for no additional consideration under the terms of the Private Placement Memorandum because certain subsequent fundraising targets had not been met.